Fees Summary	Feb. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 712,000.00
Previously Paid Amount	0.00
Total Fee Amount	109.01
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 109.01
Narrative - Max Aggregate Offering Price	$ 712,000.00
Final Prospectus	true